Document And Entity Information	May 18, 2023
Document Information [Line Items]
Entity, Registrant Name	Summit Financial Group, Inc.
Document, Type	8-K
Document, Period End Date	May 18, 2023
Entity, Incorporation, State or Country Code	WV
Entity, File Number	0-16587
Entity, Tax Identification Number	55-0672148
Entity, Address, Address Line One	300 North Main Street
Entity, Address, City or Town	Moorefield
Entity, Address, State or Province	WV
Entity, Address, Postal Zip Code	26836
City Area Code	304
Local Phone Number	530-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SMMF
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000811808